Supplemental disclosure on the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

Note 40 – Supplemental disclosure on the consolidated statements of cash flows

Additional disclosures on cash flow information and non-cash activities for the years ended December 31, 2012, 2011 and 2010 are listed in the following table:

(In thousands)	2012	2011	2010

Income taxes paid	$189,468	$171,818	$41,052
Interest paid	388,250	517,980	682,943
Non-cash activities:
Loans transferred to other real estate	$294,993	$229,064	$183,901
Loans transferred to other property	25,685	26,148	37,383
Total loans transferred to foreclosed assets	320,678	255,212	221,284
Transfers from loans held-in-portfolio to loans held-for-sale	141,412	121,225	1,020,889
Transfers from loans held-for-sale to loans held-in-portfolio	10,325	28,535	12,388
Loans securitized into investment securities[1]	1,330,743	1,101,800	817,528
Net write-downs (recoveries) related to loans transferred to loans held-for-sale	34	(1,101)	327,207
Trades receivables from brokers and counterparties	137,542	69,535	23,055
Recognition of mortgage servicing rights on securitizations or asset transfers	18,495	19,971	15,326
Gain on retained interest (sale of EVERTEC)	-	-	93,970
Loans sold to a joint venture in exchange for an acquisition
loan and an equity interest in the joint venture	-	102,353	-
Conversion of preferred stock to common stock:
Preferred stock converted	-	-	(1,150,000)
Common stock issued	-	-	1,341,667
[1]	Includes loans securitized into trading securities and subsequently sold before year end.

For the year ended December 31, 2010 the changes in operating assets and liabilities included in the reconciliation of net income to net cash provided by operating activities, as well as the changes in assets and liabilities presented in the investing and financing sections are net of the effect of the assets acquired and liabilities assumed from the Westernbank FDIC-assisted transaction. The cash received in the transaction, which amounted to $261 million, is presented in the investing activities section of the Consolidated Statements of Cash Flows as “Cash acquired related to business acquisitions”.